Trade and other receivables	12 Months Ended
Oct. 31, 2020
Trade and other receivables [Abstract]
Trade and other receivables
14 Trade and other receivables

	October 31, 2020	October 31, 2019
	$m	$m
Trade receivables	628.4	877.9
Loss allowance	(17.9)	(42.4)
Trade receivables net	610.5	835.5
Prepayments	49.1	53.9
Other receivables	38.1	87.2
Contract assets	33.7	56.3
	731.4	1,032.9

Concentrations of credit risk with respect to trade receivables are limited due to the Group’s customer base being large and unrelated. The Group considers the credit quality of trade and other receivables on a customer-by-customer basis. The Group considers that the carrying value of the trade and other receivables that is disclosed below gives a fair presentation of the credit quality of the assets. This is considered to be the case as there is a low risk of default due to the high number of recurring customers and credit control policies. In determining the recoverability of a trade receivable, the Group considers the ageing of each debtor and any change in the circumstances of the individual receivable. Other than ageing (included below), no other credit rating grades are assessed. Due to this, management believes there is no further credit risk provision required in excess of the normal provision determined by the expected credit loss methodology applied.

At October 31, 2020 and October 31, 2019, the carrying amount approximates the fair value of the instrument due to the short-term nature of the instrument. As at October 31, 2020, a loss allowance of $17.9 million (2019: $42.4 million) was recognized for trade receivables.

The ageing of these receivables is as follows:

	Current	Up to three months	Three to four months	Over four months	Total
	$m	$m	$m	$m	$m
October 31, 2020:
Gross trade receivables	561.4	42.3	4.3	20.4	628.4
Loss allowance	(6.1)	(0.9)	(0.4)	(10.5)	(17.9)
Net trade receivables	555.3	41.4	3.9	9.9	610.5

October 31, 2019:
Gross trade receivables	696.0	110.1	8.9	62.9	877.9
Loss allowance	(8.9)	(3.8)	(1.5)	(28.2)	(42.4)
Net trade receivables	687.1	106.3	7.4	34.7	835.5

Movements in the Group provision for impairment of trade receivables were as follows:

	October 31, 2020	October 31, 2019
	$m	$m
At November 1 (calculated under IAS 39)	42.4	41.9
Accounting policy change (IFRS 9 - recognized against retained earnings on November 1, 2018)	-	20.0
Revised November 1	42.4	61.9
Loss allowance (releases)/provided in the year	(4.8)	16.0
Receivables written off as uncollectable	(19.7)	(35.5)
At October 31	17.9	42.4

The creation and release of the loss allowance for receivables have been included in selling and distribution costs in the Consolidated statement of comprehensive income. Amounts charged in the allowance account are generally written off when there is no expectation of recovering additional cash. The Group does not hold any collateral as security. The loss allowance for trade receivables is measured at an amount equal to the life-time expected credit losses as allowed for under IFRS 9.

Contract assets relate to amounts not yet billed and so not yet due from customers and which are expected to be invoiced to customers. The movement in contract assets in the year is primarily the result of the billing of one contract for $20 million on which revenue had been recognized in the 12 months ended October 31, 2019 but invoicing occurred in the 12 months ended October 31, 2020. Excluding this contract, the level of new contract assets that have arisen during the year is consistent with the level of billings on existing contract assets. The Group considers the credit quality of contract assets on a customer-by-customer basis. As with trade receivables, which contract assets convert to upon invoicing, there is considered to be a low risk of default due to the high number of recurring customers. In determining the recoverability of a contract asset, the Group considers the specific circumstances of each contract asset and any change in the circumstances of the balance. Due to this management believes significant provision is not required.